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                                                                     RULE 497(D)
                                                              FILE NO. 333-00181
                     SUPPLEMENT DATED APRIL 21, 1998 TO THE
                     PROSPECTUS-PART TWO DATED JUNE 1, 1997

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                     NUVEEN TAX-FREE UNIT TRUST, SERIES 848
               NUVEEN INTERMEDIATE INSURED TRUST 83 (THE "TRUST")

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    Notwithstanding anything to the contrary contained in the Prospectus, the following investors may purchase Units of the Trust with a sales charge of 1.48%, if the purchase amount is at least $100,000 but no more than $250,000 and the Units are purchased on April 21, 1998 through April 23, 1998:
           (1) investors who purchase Units through registered investment advisors, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed;
           (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity;
           (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their immediate family members (as defined in the Prospectus); and
           (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates.
Registered investment advisors, certified financial planners and registered broker-dealers purchasing Units for the investors described above, and bank trust departments investing funds in the manner described above, are not entitled to receive any dealer concession for such purchases.